                                                QUARTERLY REPORT TO SHAREHOLDERS

                             December 31, 2003

                                                LEGG MASON INVESTORS TRUST, INC.

                                                AMERICAN LEADING COMPANIES TRUST
                                                                  BALANCED TRUST
                                                         FINANCIAL SERVICES FUND
                                           U.S. SMALL-CAPITALIZATION VALUE TRUST

                                        QUARTERLY REPORT TO SHAREHOLDERS     1

TO OUR SHAREHOLDERS,

  We are pleased to provide you with Legg Mason Investors Trust's quarterly report for American Leading Companies Trust, Balanced Trust, Financial Services Fund and U.S. Small-Capitalization Trust.

  The following table summarizes key statistics for the respective classes of each Fund, as of December 31, 2003:

                                                  Total Returns(A)
                                                --------------------
                                                3 Months   12 Months
--------------------------------------------------------------------
American Leading Companies Trust
  Primary Class                                 +13.20%     +29.00%
  Institutional Class                           +13.51%     +30.42%
S&P 500 Stock Composite Index(B)                +12.18%     +28.68%
Lipper Large-Cap Value Funds Index(C)           +13.37%     +28.00%
Balanced Trust
  Primary Class                                  +6.92%     +14.29%
  Financial Intermediary Class                   +7.05%     +14.89%
  Institutional Class                            +7.14%     +15.13%
Lehman Intermediate Government/Credit Bond
  Index(D)                                       +0.06%      +4.31%
Lipper Balanced Fund Index(E)                    +7.95%     +19.94%
Financial Services Fund
  Primary Class                                 +13.30%     +35.06%
  Class A (including front-end sales charge)     +8.05%     +29.59%
  Class A (excluding front-end sales charge)    +13.46%     +36.04%
Lipper Financial Services Fund Index(F)         +12.42%     +31.99%
U.S. Small-Capitalization Value Trust
  Primary Class                                 +15.59%     +39.16%
  Institutional Class                           +15.93%     +40.43%
Russell 2000 Index(G)                           +14.52%     +47.25%

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

2      QUARTERLY REPORT TO SHAREHOLDERS

  Long-term investment results for each of the Funds are shown in their respective Performance Information sections within this report.

  Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

                                              Sincerely,


                                           /s/ MARK R. FETTING
                                           Mark R. Fetting
                                           President

January 26, 2004

---------------

(B) S&P 500 Stock Composite Index -- An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

(C) Lipper Large-Cap Value Funds Index -- An index comprised of the 30 largest funds in the Lipper universe of 428 large-cap value funds.

(D) Lehman Intermediate Government/Credit Bond Index -- An index based on all publicly issued intermediate government and corporate debt securities with an average maturity of 4 to 5 years.

(E) Lipper Balanced Fund Index -- An index comprised of the 30 largest funds in the Lipper universe of 546 balanced funds.

(F) Lipper Financial Services Fund Index -- An index comprised of the 10 largest funds in the Lipper universe of 109 financial services funds.

(G) Russell 2000 Index -- Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

                                          QUARTERLY REPORT TO SHAREHOLDERS     3

PERFORMANCE INFORMATION

AMERICAN LEADING COMPANIES TRUST

  The graphs on the following pages compare the Fund's total returns against that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Institutional Class, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund's results and the index's results assume reinvestment of all dividends and distributions.

  Total return measures investment performance in terms of appreciation or depreciation in a fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods. No adjustment has been made for any income taxes payable by shareholders.

4      QUARTERLY REPORT TO SHAREHOLDERS

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

[AMERICAN LEADING COMPANIES TRUST GRAPH]

                                                            AMERICAN LEADING COMPANIES TRUST -
                                                                      PRIMARY CLASS               S&P 500 STOCK COMPOSITE INDEX
                                                            ----------------------------------    -----------------------------
12/31/93                                                                $10000.00                           $10000.00
                                                                          9632.00                             9621.00
                                                                          9632.00                             9661.00
                                                                          9991.00                            10134.00
12/31/94                                                                  9581.00                            10132.00
                                                                         10234.00                            11119.00
                                                                         10778.00                            12180.00
                                                                         11459.00                            13148.00
12/31/95                                                                 11779.00                            13939.00
                                                                         12408.00                            14688.00
                                                                         12895.00                            15347.00
                                                                         13443.00                            15821.00
12/31/96                                                                 15120.00                            17140.00
                                                                         15477.00                            17599.00
                                                                         17839.00                            20672.00
                                                                         18669.00                            22220.00
12/31/97                                                                 18710.00                            22858.00
                                                                         20922.00                            26047.00
                                                                         20792.00                            26907.00
                                                                         18314.00                            24231.00
12/31/98                                                                 22700.00                            29391.00
                                                                         25007.00                            30855.00
                                                                         25879.00                            33030.00
                                                                         22082.00                            30968.00
12/31/99                                                                 23893.00                            35575.00
                                                                         23343.00                            36391.00
                                                                         23210.00                            35425.00
                                                                         23800.00                            35081.00
12/31/00                                                                 24013.00                            32336.00
                                                                         22958.00                            28503.00
                                                                         24654.00                            30171.00
                                                                         20949.00                            25742.00
12/31/01                                                                 23222.00                            28493.00
                                                                         22770.00                            28571.00
                                                                         20673.00                            24744.00
                                                                         17043.00                            20469.00
12/31/02                                                                 19065.00                            22196.00
                                                                         18261.00                            21497.00
                                                                         21778.00                            24806.00
                                                                         21728.00                            25462.00
12/31/03                                                                 24595.00                            28563.00

                                       Cumulative    Average Annual
                                      Total Return    Total Return
                     One Year            +29.00%        +29.00%
                     Five Years           +8.35%         +1.62%
                     Ten Years          +145.95%         +9.42%

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

                                          QUARTERLY REPORT TO SHAREHOLDERS     5

GROWTH OF A $1,000,000 INVESTMENT -- INSTITUTIONAL CLASS

[AMERICAN LEADING COMPANIES TRUST GRAPH]

                                                            AMERICAN LEADING COMPANIES TRUST -
                                                                   INSTITUTIONAL CLASS           S&P 500 STOCK COMPOSITE INDEX(A)
                                                            ----------------------------------   --------------------------------
6/14/01                                                               1000000.00                          1000000.00
                                                                      1028826.00                           975700.00
                                                                       876834.00                           832500.00
12/31/01                                                               974319.00                           921400.00
                                                                       957547.00                           923900.00
                                                                       872117.00                           800200.00
                                                                       721174.00                           661900.00
12/31/02                                                               809224.00                           717800.00
                                                                       777254.00                           695200.00
                                                                       929245.00                           802200.00
                                                                       929769.00                           823400.00
12/31/03                                                              1055400.00                           923700.00

                                       Cumulative    Average Annual
                                      Total Return    Total Return
                     One Year           +30.42%         +30.42%
                     Life of Class*      +5.54%          +2.14%
                     * Inception date: June 14, 2001

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) Index return is for the period beginning May 31, 2001.

6      QUARTERLY REPORT TO SHAREHOLDERS

SECTOR DIVERSIFICATION (AS OF DECEMBER 31, 2003)

[PIE CHART]

Consumer Discretionary                                        15.4%
Energy                                                         4.9
Health Care                                                   18.9
Information Technology                                         8.5
Utilities                                                      0.5
Consumer Staples                                                 9
Financials                                                    25.5
Industrials                                                    8.4
Telecommunication Services                                     7.6

TOP TEN HOLDINGS (AS OF DECEMBER 31, 2003)

                                                             % of
                        Security                          Net Assets
--------------------------------------------------------------------
Nextel Communications, Inc.                                  6.1%
Tyco International Ltd.                                      4.9%
Washington Mutual, Inc.                                      4.7%
Health Net, Inc.                                             4.7%
UnitedHealth Group Incorporated                              4.4%
Lloyds TSB Group plc                                         4.2%
Liberty Media Corporation                                    4.1%
Altria Group, Inc.                                           4.0%
MGIC Investment Corporation                                  3.7%
Citigroup Inc.                                               3.6%

                                        QUARTERLY REPORT TO SHAREHOLDERS     7

SELECTED PORTFOLIO PERFORMANCE(B)

Strongest performers for the 4th quarter 2003(C)
-----------------------------------------------------------------------
 1.  Nextel Communications, Inc.                                 +42.4%
 2.  Tyco International Ltd.                                     +29.8%
 3.  Koninklijke (Royal) Philips Electronics N.V. - ADR          +26.9%
 4.  Wellpoint Health Networks Inc.                              +25.8%
 5.  Altria Group, Inc.                                          +25.8%
 6.  Anadarko Petroleum Corporation                              +22.5%
 7.  Electronic Data Systems Corporation                         +22.3%
 8.  Transocean Inc.                                             +20.1%
 9.  Liberty Media Corporation                                   +19.3%
10.  Time Warner Inc.                                            +19.1%

Weakest performers for the 4th quarter 2003(C)
-----------------------------------------------------------------------
 1.  Merck & Co., Inc.                                            -8.0%
 2.  Wyeth                                                        -7.4%
 3.  Wal-Mart Stores, Inc.                                        -4.7%
 4.  Microsoft Corporation                                        -1.0%
 5.  ALLTEL Corporation                                           +1.4%
 6.  Dell Inc.                                                    +1.7%
 7.  Washington Mutual, Inc.                                      +2.9%
 8.  Health Net Inc.                                              +3.3%
 9.  The Kroger Co.                                               +3.6%
10.  Bank of America Corporation                                  +4.2%

PORTFOLIO CHANGES

Securities added during the 4th quarter 2003
---------------------------------------------
Anthem, Inc.
Hughes Electronics Corporation
InterActiveCorp
The News Corporation Limited - ADR
Securities sold during the 4th quarter 2003
---------------------------------------------
Avon Products, Inc.
Eastman Kodak Company
Lexmark International, Inc.

---------------

(B) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.

(C) Securities held for the entire quarter.

8      QUARTERLY REPORT TO SHAREHOLDERS

PORTFOLIO OF INVESTMENTS

AMERICAN LEADING COMPANIES TRUST
December 31, 2003 (Unaudited)
(Amounts in Thousands)

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Common Stock and Equity Interests -- 98.7%
Consumer Discretionary -- 15.4%
  Household Durables -- 0.3%
  Koninklijke (Royal) Philips Electronics
    N.V. - ADR                                         63          $  1,833
                                                                   --------
  Internet and Catalog Retail -- 2.1%
  InterActiveCorp                                     350            11,875(A)
                                                                   --------
  Media -- 8.4%
  Comcast Corporation - Class A                        90             2,958(A)
  Hughes Electronics Corporation                      617            10,218(A)
  Liberty Media Corporation                         2,000            23,780(A)
  The News Corporation Limited - ADR                   69             2,089
  Time Warner Inc.                                    530             9,535(A)
                                                                   --------
                                                                     48,580
                                                                   --------
  Multi-Line Retail -- 0.9%
  The May Department Stores Company                   170             4,942
                                                                   --------
  Specialty Retail -- 3.7%
  The Home Depot, Inc.                                135             4,791
  The TJX Companies, Inc.                             750            16,538
                                                                   --------
                                                                     21,329
                                                                   --------
Consumer Staples -- 9.0%
  Beverages -- 0.9%
  The Pepsi Bottling Group, Inc.                      225             5,441
                                                                   --------
  Food and Staples Retailing -- 3.8%
  Albertson's, Inc.                                   465            10,532
  The Kroger Co.                                      520             9,620(A)
  Wal-Mart Stores, Inc.                                35             1,857
                                                                   --------
                                                                     22,009
                                                                   --------

                                        QUARTERLY REPORT TO SHAREHOLDERS     9

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Consumer Staples -- Continued
  Household Products -- 0.3%
  Kimberly-Clark Corporation                           25          $  1,477
                                                                   --------
  Tobacco -- 4.0%
  Altria Group, Inc.                                  420            22,856
                                                                   --------
Energy -- 4.9%
  Energy Equipment and Services -- 1.4%
  Transocean Inc.                                     325             7,803(A)
                                                                   --------
  Oil and Gas -- 3.5%
  Anadarko Petroleum Corporation                       96             4,897
  Apache Corporation                                   77             6,245
  Devon Energy Corporation                            160             9,162
                                                                   --------
                                                                     20,304
                                                                   --------
Financials -- 25.5%
  Capital Markets -- 2.4%
  J.P. Morgan Chase & Co.                             387            14,215
                                                                   --------
  Commercial Banks -- 9.8%
  Bank of America Corporation                         172            13,810
  Bank One Corporation                                406            18,509
  Lloyds TSB Group plc                              3,000            23,991
                                                                   --------
                                                                     56,310
                                                                   --------
  Diversified Financial Services -- 3.6%
  Citigroup Inc.                                      426            20,688
                                                                   --------

10      QUARTERLY REPORT TO SHAREHOLDERS

AMERICAN LEADING COMPANIES TRUST -- CONTINUED


                                                  Shares/Par        Value
---------------------------------------------------------------------------
Financials -- Continued
  Thrifts and Mortgage Finance -- 9.7%
  Fannie Mae                                          100          $  7,506
  MGIC Investment Corporation                         375            21,353
  Washington Mutual, Inc.                             670            26,880
                                                                   --------
                                                                     55,739
                                                                   --------
Health Care -- 18.9%
  Health Care Providers and Services -- 13.3%
  Anthem, Inc.                                         60             4,500(A)
  Health Net Inc.                                     818            26,749(A)
  UnitedHealth Group Incorporated                     435            25,308
  Wellpoint Health Networks Inc.                      205            19,834(A)
                                                                   --------
                                                                     76,391
                                                                   --------
  Pharmaceuticals -- 5.6%
  Bristol-Myers Squibb Company                        540            15,444
  Johnson & Johnson                                   118             6,096
  Merck & Co., Inc.                                   123             5,683
  Pfizer Inc.                                         118             4,169
  Wyeth                                                25             1,061
                                                                   --------
                                                                     32,453
                                                                   --------
Industrials -- 8.4%
  Aerospace/Defense -- 1.7%
  General Dynamics Corporation                        108             9,762
                                                                   --------
  Industrial Conglomerates -- 6.7%
  General Electric Company                            340            10,533
  Tyco International Ltd.                           1,060            28,090
                                                                   --------
                                                                     38,623
                                                                   --------
Information Technology -- 8.5%
  Communications Equipment -- 1.0%
  Nokia Oyj - ADR                                     320             5,440
                                                                   --------

                                        QUARTERLY REPORT TO SHAREHOLDERS     11

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Information Technology -- Continued
  Computers and Peripherals -- 3.9%
  Dell Inc.                                           250          $  8,490(A)
  International Business Machines Corporation         152            14,087
                                                                   --------
                                                                     22,577
                                                                   --------
  IT Consulting and Services -- 1.7%
  Electronic Data Systems Corporation                 400             9,816
                                                                   --------
  Software -- 1.9%
  Microsoft Corporation                               405            11,154
                                                                   --------
Telecommunication Services -- 7.6%
  Diversified Telecommunication Services -- 1.5%
  ALLTEL Corporation                                  190             8,850
                                                                   --------
  Wireless Telecommunication Services -- 6.1%
  Nextel Communications, Inc.                       1,250            35,075(A)
                                                                   --------
Utilities -- 0.5%
  Multi-Utilities and Unregulated Power -- 0.5%
  Duke Energy Corporation                             140             2,863
                                                                   --------
Total Common Stock and Equity Interests
  (Identified Cost -- $376,503)                                     568,405
---------------------------------------------------------------------------
Repurchase Agreements -- 1.2%
Goldman, Sachs & Company
  0.97%, dated 12/31/03, to be repurchased at
  $3,525 on 1/2/04 (Collateral: $3,635 Fannie
  Mae mortgage-backed securities, 5%, due
  10/1/33, value $3,612)                           $3,525             3,525

12      QUARTERLY REPORT TO SHAREHOLDERS

AMERICAN LEADING COMPANIES TRUST -- CONTINUED


                                                  Shares/Par        Value
---------------------------------------------------------------------------
State Street Bank & Trust Company
  0.90%, dated 12/31/03, to be repurchased at
  $3,525 on 1/2/04 (Collateral: Fannie Mae
  notes, 2%, due 10/20/05, value $3,597)           $3,525          $  3,525
                                                                   --------
Total Repurchase Agreements (Identified Cost -- $7,050)               7,050
---------------------------------------------------------------------------
Total Investments -- 99.9% (Identified Cost -- $383,553)            575,455
Other Assets Less Liabilities -- 0.1%                                   451
                                                                   --------
NET ASSETS -- 100.0%                                               $575,906
                                                                   ========
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                      $19.58
                                                                   ========
  INSTITUTIONAL CLASS                                                $19.96
                                                                   ========
---------------------------------------------------------------------------

(A) Non-income producing.

                                        QUARTERLY REPORT TO SHAREHOLDERS     13

PERFORMANCE INFORMATION

BALANCED TRUST

  The graphs on the following pages compare the Fund's total returns against that of two closely matched broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Financial Intermediary and Institutional Classes, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market indices do not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses. Both the Fund's results and the indices' results assume reinvestment of all dividends and distributions.

  Total return measures investment performance in terms of appreciation or depreciation in a fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods. No adjustment has been made for any income taxes payable by shareholders.

14      QUARTERLY REPORT TO SHAREHOLDERS

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

[BALANCED TRUST GRAPH]

                                                                               LEHMAN INTERMEDIATE
                                                BALANCED TRUST - PRIMARY     GOVERNMENT/CREDIT BOND      S&P 500 STOCK COMPOSITE
                                                          CLASS                     INDEX(A)                    INDEX(A)
                                                ------------------------     ----------------------      -----------------------
10/1/96                                                $10000.00                   $10000.00                   $10000.00
12/31/96                                                10383.00                    10245.00                    10834.00
                                                        10202.00                    10233.00                    11124.00
                                                        11114.00                    10535.00                    13066.00
                                                        12026.00                    10819.00                    14045.00
12/31/97                                                12325.00                    11051.00                    14448.00
                                                        13038.00                    11223.00                    16463.00
                                                        12850.00                    11435.00                    17007.00
                                                        11941.00                    11948.00                    15315.00
12/31/98                                                13016.00                    11983.00                    18577.00
                                                        12687.00                    11961.00                    19503.00
                                                        13092.00                    11913.00                    20877.00
                                                        12343.00                    12023.00                    19573.00
12/31/99                                                12838.00                    12030.00                    22486.00
                                                        13262.00                    12210.00                    23002.00
                                                        13235.00                    12417.00                    22390.00
                                                        13316.00                    12774.00                    22174.00
12/31/00                                                13278.00                    13247.00                    20439.00
                                                        12773.00                    13696.00                    18016.00
                                                        13117.00                    13788.00                    19070.00
                                                        12162.00                    14422.00                    16271.00
12/31/01                                                13005.00                    14434.00                    18009.00
                                                        12887.00                    14402.00                    18059.00
                                                        12014.00                    14914.00                    15640.00
                                                        10968.00                    15589.00                    12938.00
12/31/02                                                11449.00                    15854.00                    14029.00
                                                        11186.00                    16093.00                    13587.00
                                                        12094.00                    16530.00                    15679.00
                                                        12237.00                    16527.00                    16094.00
12/31/03                                                13084.00                    16537.00                    18053.00

                                       Cumulative    Average Annual
                                      Total Return    Total Return
                     One Year           +14.29%         +14.29%
                     Five Years          +0.53%          +0.10%
                     Life of Class*     +30.84%          +3.78%
                     * Inception date: October 1, 1996

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) Index returns are for the periods beginning September 30, 1996.

                                        QUARTERLY REPORT TO SHAREHOLDERS     15

GROWTH OF A $1,000,000 INVESTMENT -- FINANCIAL INTERMEDIARY CLASS

[BALANCED TRUST GRAPH]

                                                                               LEHMAN INTERMEDIATE
                                               BALANCED TRUST - FINANCIAL    GOVERNMENT/CREDIT BOND      S&P 500 STOCK COMPOSITE
                                                   INTERMEDIARY CLASS               INDEX(B)                    INDEX(B)
                                               --------------------------    ----------------------      -----------------------
3/16/01                                               $1000000.00                 $1000000.00                  $1000000.00
                                                       1005180.00                  1000000.00                   1000000.00
                                                       1033290.00                  1003000.00                   1058500.00
                                                        959203.00                  1050800.00                    903200.00
12/31/01                                               1027160.00                  1051400.00                    999700.00
                                                       1018790.00                  1046400.00                   1002400.00
                                                        950740.00                  1085700.00                    868100.00
                                                        869900.00                  1147600.00                    718100.00
12/31/02                                                908148.00                  1167400.00                    778700.00
                                                        889169.00                  1186600.00                    754200.00
                                                        962019.00                  1228500.00                    870300.00
                                                        974687.00                  1222300.00                    893300.00
12/31/03                                               1043400.00                  1207500.00                   1002100.00

                                       Cumulative    Average Annual
                                      Total Return    Total Return
                     One Year           +14.89%         +14.89%
                     Life of Class*      +4.34%          +1.53%
                     * Inception date: March 16, 2001

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(B) Index returns are for periods beginning March 31, 2001.

16      QUARTERLY REPORT TO SHAREHOLDERS

GROWTH OF A $1,000,000 INVESTMENT -- INSTITUTIONAL CLASS

[BALANCED TRUST GRAPH]

                                                                               LEHMAN INTERMEDIATE
                                           BALANCED TRUST - INSTITUTIONAL    GOVERNMENT/CREDIT BOND      S&P 500 STOCK COMPOSITE
                                                       CLASS                        INDEX(B)                    INDEX(B)
                                           ------------------------------    ----------------------      -----------------------
3/16/01                                              $1000000.00                  $1000000.00                  $1000000.00
                                                      1005181.00                   1000000.00                   1000000.00
                                                      1034151.00                   1003000.00                   1058500.00
                                                       960765.00                   1050800.00                    903200.00
12/31/2001                                            1029533.00                   1051400.00                    999700.00
                                                      1022086.00                   1046400.00                   1002400.00
                                                       953932.00                   1085700.00                    868100.00
                                                       873516.00                   1147600.00                    718100.00
12/31/2002                                             912550.00                   1167400.00                    778700.00
                                                       893499.00                   1186600.00                    754200.00
                                                       968033.00                   1228500.00                    870300.00
                                                       980581.00                   1222300.00                    893300.00
12/31/2003                                            1050600.00                   1207500.00                   1002100.00

                                       Cumulative    Average Annual
                                      Total Return    Total Return
                     One Year           +15.13%         +15.13%
                     Life of Class*      +5.06%          +1.78%
                     * Inception date: March 16, 2001

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(B) Index returns are for periods beginning March 31, 2001.

                                        QUARTERLY REPORT TO SHAREHOLDERS     17

SECTOR DIVERSIFICATION (AS OF DECEMBER 31, 2003)

[PIE CHART]

Common Stocks and Equity Interests                            64.6%
Preferred Stocks                                               2.5
Corporate Bonds and Notes                                     12.9
U.S. Government and Agency Obligations                        15.1
U.S. Government Agency Mortgage-Backed Securities              4.1

TOP TEN HOLDINGS (AS OF DECEMBER 31, 2003)

                                                             % of
                        Security                          Net Assets
--------------------------------------------------------------------
Citigroup Inc.                                               2.3%
CharterOne Financial, Inc.                                   2.3%
BP Plc - ADR                                                 2.2%
Medtronic, Inc.                                              2.2%
Pfizer Inc.                                                  2.1%
Target Corporation                                           2.1%
Principal Financial Group, Inc.                              2.0%
McCormick & Company, Incorporated                            1.9%
Rio Tinto plc - ADR                                          1.9%
Freddie Mac, 3.625% due 9/15/08                              1.8%

18      QUARTERLY REPORT TO SHAREHOLDERS

SELECTED PORTFOLIO PERFORMANCE(C)

Strongest performers for the 4th quarter 2003(D)
-----------------------------------------------------------------------
 1.  Cintas Corporation                                          +35.4%
 2.  Kansas City Southern                                        +29.4%
 3.  Illinois Tool Works Inc.                                    +27.0%
 4.  Rio Tinto plc - ADR                                         +26.9%
 5.  Emerson Electric Company                                    +23.8%
 6.  Applied Materials, Inc.                                     +23.8%
 7.  IVAX Corporation                                            +21.8%
 8.  Union Pacific Corporation                                   +20.0%
 9.  BP Plc - ADR                                                +18.4%
10.  Oracle Corporation                                          +17.6%

Weakest performers for the 4th quarter 2003(D)
-----------------------------------------------------------------------
 1.  Wal-Mart Stores, Inc.                                        -4.7%
 2.  Bank of America Corporation, 5.125%, due 11/15/14            -2.7%
 3.  Wal-Mart Stores, Inc., 4.55%, due 5/1/13                     -2.2%
 4.  United States Treasury Notes, 5%, due 8/15/11                -2.2%
 5.  Kroger Company, 6.75%, due 4/15/12                           -1.9%
 6.  Wells Fargo & Company, 5%, due 11/15/14                      -1.9%
 7.  Goldman Sachs Group Incorporated, 5.7%, due 9/1/12           -1.8%
 8.  Verizon Global Funding Corp. 6.875%, due 6/15/12             -1.7%
 9.  United States Treasury Notes, 6.5%, due 10/15/06             -1.7%
10.  Union Pacific Corporation, 6.625%, due 2/1/08                -1.7%

---------------

(C) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.

(D) Securities held for the entire quarter.

                                        QUARTERLY REPORT TO SHAREHOLDERS     19

PORTFOLIO CHANGES

Securities added during the 4th quarter 2003
---------------------------------------------
Devon Energy Corporation, 2.75%, due
  8/1/06
Equity Office Properties Trust
Freddie Mac, 3.625%, due 9/15/08
J.P. Morgan Chase & Co., 3.125%, due
  12/11/06
Merrill Lynch & Co., Inc., 3.7%, due
  4/21/08
Nokia Oyj - ADR
United States Treasury Notes, 3.125%,
  due 10/15/08
United States Treasury Notes, 2.625%,
  due 11/15/06
Securities sold during the 4th quarter 2003
---------------------------------------------
Analog Devices Incorporated, 4.75%,
  due 10/1/05
Jefferson-Pilot Corporation
Merrill Lynch & Co. Inc., 6%, due
  11/15/04
Newell Rubbermaid Inc.
Proctor & Gamble Company, 6.6%, due
  12/15/04
SBC Communications Inc.
Texas Instruments Incorporated
United States Treasury STRIPS, 0%,
  due 11/15/04
Vornado Realty Trust

20      QUARTERLY REPORT TO SHAREHOLDERS

PORTFOLIO OF INVESTMENTS

BALANCED TRUST
December 31, 2003 (Unaudited)
(Amounts in Thousands)

                                                     Shares/Par     Value
--------------------------------------------------------------------------
Common Stock and Equity Interests -- 64.6%
Consumer Discretionary -- 3.5%
  Multi-Line Retail -- 2.1%
  Target Corporation                                       34      $ 1,306
                                                                   -------
  Specialty Retail -- 1.4%
  The Home Depot, Inc.                                     25          901
                                                                   -------
Consumer Staples -- 8.6%
  Beverages -- 2.6%
  Anheuser-Busch Companies, Inc.                           16          817
  PepsiCo, Inc.                                            17          806
                                                                   -------
                                                                     1,623
                                                                   -------
  Food and Drug Retailing -- 3.4%
  McCormick & Company, Incorporated                        40        1,204
  SYSCO Corporation                                        24          901
                                                                   -------
                                                                     2,105
                                                                   -------
  Food and Staples Retailing -- 1.1%
  Wal-Mart Stores, Inc.                                    13          689
                                                                   -------
  Household Products -- 1.5%
  Kimberly-Clark Corporation                               17          975
                                                                   -------
Energy -- 5.4%
  Oil and Gas -- 4.1%
  BP Plc - ADR                                             28        1,382
  Exxon Mobil Corporation                                  28        1,148
                                                                   -------
                                                                     2,530
                                                                   -------
  Oil and Gas (Exploration and Production) -- 1.3%
  EnCana Corp.                                             21          828
                                                                   -------

                                        QUARTERLY REPORT TO SHAREHOLDERS     21

                                                     Shares/Par     Value
--------------------------------------------------------------------------
Financials -- 14.4%
  Banks -- 2.3%
  Charter One Financial, Inc.                              41      $ 1,426
                                                                   -------
  Capital Markets -- 1.3%
  J.P. Morgan Chase & Co.                                  22          812
                                                                   -------
  Diversified Financial Services -- 2.3%
  Citigroup Inc.                                           30        1,456
                                                                   -------
  Financial (Diversified) -- 1.6%
  Equity Office Properties Trust                           35        1,003
                                                                   -------
  Insurance -- 5.4%
  Lincoln National Corporation                             26        1,050
  Principal Financial Group, Inc.                          37        1,223
  The PMI Group, Inc.                                      29        1,061
                                                                   -------
                                                                     3,334
                                                                   -------
  Thrifts and Mortgage Finance -- 1.5%
  Fannie Mae                                               13          953
                                                                   -------
Health Care -- 12.0%
  Health Care (Medical Products and Supplies) -- 3.8%
  Biomet, Inc.                                             28        1,019
  Medtronic, Inc.                                          28        1,371
                                                                   -------
                                                                     2,390
                                                                   -------
  Health Care Providers and Services -- 1.6%
  Cardinal Health, Inc.                                    16          979
                                                                   -------

22      QUARTERLY REPORT TO SHAREHOLDERS

BALANCED TRUST -- CONTINUED


                                                     Shares/Par     Value
--------------------------------------------------------------------------
Health Care -- Continued
  Pharmaceuticals -- 6.6%
  Abbott Laboratories                                      20      $   932
  IVAX Corporation                                         37          883(A)
  Johnson & Johnson                                        20        1,033
  Pfizer Inc.                                              37        1,316
                                                                   -------
                                                                     4,164
                                                                   -------
Industrials -- 10.1%
  Commercial Services and Supplies -- 1.8%
  Automatic Data Processing, Inc.                          19          741
  Cintas Corporation                                        7          351
                                                                   -------
                                                                     1,092
                                                                   -------
  Electrical Equipment -- 1.4%
  Emerson Electric Company                                 14          881
                                                                   -------
  Industrial Conglomerates -- 1.6%
  General Electric Company                                 32          991
                                                                   -------
  Machinery -- 2.3%
  Dover Corporation                                        22          875
  Illinois Tool Works Inc.                                  7          587
                                                                   -------
                                                                     1,462
                                                                   -------
  Road and Rail -- 3.0%
  Kansas City Southern                                     62          888(A)
  Union Pacific Corporation                                14          972
                                                                   -------
                                                                     1,860
                                                                   -------
Information Technology -- 8.7%
  Communications Equipment -- 0.9%
  Nokia Oyj - ADR                                          34          578
                                                                   -------

                                        QUARTERLY REPORT TO SHAREHOLDERS     23

                                                     Shares/Par     Value
--------------------------------------------------------------------------
Information Technology -- Continued
  Computers and Peripherals -- 2.4%
  Dell Inc.                                                23      $   781(A)
  International Business Machines Corporation               8          705
                                                                   -------
                                                                     1,486
                                                                   -------
  Semiconductor Equipment and Production -- 2.7%
  Applied Materials, Inc.                                  36          804(A)
  Intel Corporation                                        27          869
                                                                   -------
                                                                     1,673
                                                                   -------
  Software -- 2.7%
  Microsoft Corporation                                    29          804
  Oracle Corporation                                       70          924(A)
                                                                   -------
                                                                     1,728
                                                                   -------
Materials -- 1.9%
  Metals and Mining -- 1.9%
  Rio Tinto plc - ADR                                      11        1,169
                                                                   -------
Total Common Stock and Equity Interests (Identified
  Cost -- $33,630)                                                  40,394
--------------------------------------------------------------------------
Preferred Stock -- 2.5%
  Newell Financial Trust I, Cv., 5.25%                      5          213
  State Street Corporation, Cv., 6.75%                      2          535
  International Paper Capital Trust, Cv., 5.25%            17          848
                                                                   -------
Total Preferred Stock (Identified Cost -- $1,440)                    1,596
--------------------------------------------------------------------------

                                                Maturity
                                       Rate       Date       Shares/Par     Value
----------------------------------------------------------------------------------
Corporate Bonds and Notes -- 12.9%
Banking and Finance -- 1.4%
  Bank of America Corporation         5.125%    11/15/14       $  330      $   329
  Caterpillar Financial Services
    Corporation                       4.875%     6/15/07          200          212
  Wells Fargo & Company               5.000%    11/15/14          330          329
                                                                           -------
                                                                               870
                                                                           -------

24      QUARTERLY REPORT TO SHAREHOLDERS

BALANCED TRUST -- CONTINUED


                                                Maturity
                                       Rate       Date       Shares/Par     Value
----------------------------------------------------------------------------------
Energy -- 0.5%
  Devon Energy Corporation            2.750%     8/1/06           325      $   325
                                                                           -------
Finance -- 1.7%
  General Motors Acceptance
    Corporation                       3.070%     5/19/05          525          534
  Morgan Stanley & Company, Inc.      4.250%     5/15/10          550          549
                                                                           -------
                                                                             1,083
                                                                           -------
Food -- 3.4%
  Kroger Company                      6.750%     4/15/12          700          776
  Safeway Inc.                        4.800%     7/16/07          525          545
  Unilever Capital Corporation        6.875%     11/1/05          750          813
                                                                           -------
                                                                             2,134
                                                                           -------
Investment Banking/Brokerage -- 2.7%
  Goldman Sachs Group Incorporated    5.700%     9/1/12           625          657
  J.P. Morgan Chase & Co.             3.125%    12/11/06          500          504
  Merrill Lynch & Co., Inc.           3.700%     4/21/08          500          503
                                                                           -------
                                                                             1,664
                                                                           -------
Multi-Line Retail -- 0.8%
  Wal-Mart Stores, Inc.               4.550%     5/1/13           475          469
                                                                           -------
Railroads -- 1.3%
  Union Pacific Corporation           6.625%     2/1/08           750          833
                                                                           -------
Telecommunications (Cellular/Wireless) -- 1.1%
  Verizon Global Funding Corp.        6.875%     6/15/12          600          673
                                                                           -------
Total Corporate Bonds and Notes (Identified Cost -- $7,807)                  8,051
----------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 15.1%
Fixed Rate Securities -- 14.6%
  Fannie Mae                          5.000%     7/1/18           890          909
  Federal Farm Credit Bank            3.750%     4/9/10           475          468
  Federal Farm Credit Bank            5.000%     5/10/04          400          406
  Freddie Mac                         2.750%     8/15/06          850          858
  Freddie Mac                         3.160%     5/7/07           675          679

                                        QUARTERLY REPORT TO SHAREHOLDERS     25


                                                Maturity
                                       Rate       Date       Shares/Par     Value
----------------------------------------------------------------------------------
Fixed Rate Securities -- Continued
  Freddie Mac                         3.625%     9/15/08       $1,150      $ 1,157
  United States Treasury Notes        3.250%     8/15/07          850          867
  United States Treasury Notes        6.500%     5/15/05          430          459
  United States Treasury Notes        6.500%    10/15/06        1,000        1,114
  United States Treasury Notes        2.375%     8/15/06          700          704
  United States Treasury Notes        2.625%    11/15/06          650          656
  United States Treasury Notes        3.125%    10/15/08          500          499
  United States Treasury Notes        5.000%     8/15/11          300          321
                                                                           -------
                                                                             9,097
                                                                           -------
Stripped Securities -- 0.5%
  United States Treasury STRIPS       0.000%     8/15/05          350          341(B)
                                                                           -------
Total U.S. Government and Agency Obligations (Identified Cost --$9,295)      9,438
----------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 4.1%
Fixed Rate Securities -- 4.1%
  Government National Mortgage        6.000%   8/15/28 to
    Association
                                                 9/15/32          1,999      2,080
  Government National Mortgage        7.000%   2/15/28 to
    Association
                                                12/15/31            450        481
                                                                           -------
Total U.S. Government Agency Mortgage-Backed Securities (Identified
  Cost -- $2,484)                                                            2,561
----------------------------------------------------------------------------------
Total Investments -- 99.2% (Identified Cost -- $54,656)                     62,040
Other Assets Less Liabilities -- 0.8%                                          497
                                                                           -------
NET ASSETS -- 100.0%                                                       $62,537
                                                                           =======
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                             $10.81
                                                                           =======
  FINANCIAL INTERMEDIARY CLASS                                              $10.80
                                                                           =======
  INSTITUTIONAL CLASS                                                       $10.80
                                                                           =======
----------------------------------------------------------------------------------

(A) Non-income producing.

(B) STRIPS -- Separate Trading of Registered Interest and Principal of Securities. This is a pre-stripped zero coupon bond that is a direct obligation of the U.S. Treasury.

26      QUARTERLY REPORT TO SHAREHOLDERS


PERFORMANCE INFORMATION

FINANCIAL SERVICES FUND

  The graphs on the following pages compare the Fund's total returns against that of two closely matched broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $10,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line for the Class A shares reflects the maximum sales charge of 4.75%. The lines representing the securities market indices do not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses. Both the Fund's results and the indices' results assume reinvestment of all dividends and distributions.

  Total return measures investment performance in terms of appreciation or depreciation in a fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods. No adjustment has been made for any income taxes payable by shareholders.

                                        QUARTERLY REPORT TO SHAREHOLDERS     27


GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

[FINANCIAL SERVICES FUND GRAPH]

                                                FINANCIAL SERVICES FUND -   LIPPER FINANCIAL SERVICES    S&P 500 STOCK COMPOSITE
                                                      PRIMARY CLASS               FUND INDEX(A)                 INDEX(A)
                                                -------------------------   -------------------------    -----------------------
11/16/98                                               $10000.00                   $10000.00                   $10000.00
12/31/98                                                10570.00                    10371.00                    10576.00
                                                         9940.00                    10503.00                    11103.00
                                                        10430.00                    10980.00                    11886.00
                                                         9050.00                     9464.00                    11144.00
12/31/99                                                 9410.00                     9917.00                    12802.00
                                                         9180.00                     9936.00                    13095.00
                                                         9230.00                     9764.00                    12747.00
                                                        10880.00                    11855.00                    12624.00
12/31/00                                                12170.00                    12568.00                    11636.00
                                                        11020.00                    11456.00                    10257.00
                                                        11920.00                    12290.00                    10857.00
                                                        11020.00                    10951.00                     9263.00
12/31/01                                                11620.00                    11714.00                    10253.00
                                                        12510.00                    12265.00                    10281.00
                                                        12690.00                    11611.00                     8904.00
                                                        11200.00                     9872.00                     7366.00
12/31/02                                                11300.00                    10308.00                     7987.00
                                                        11200.00                     9796.00                     7736.00
                                                        12670.00                    11511.00                     8926.00
                                                        13470.00                    12103.00                     9163.00
12/31/03                                                15262.00                    14410.00                    10901.00

                                       Cumulative    Average Annual
                                      Total Return    Total Return
                     One Year           +35.06%         +35.06%
                     Five Years         +44.39%          +7.62%
                     Life of Class*     +52.62%          +8.60%
                     * Inception date: November 16, 1998

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) Index returns are for periods beginning October 31, 1998.

28      QUARTERLY REPORT TO SHAREHOLDERS

GROWTH OF A $10,000 INVESTMENT -- CLASS A

[FINANCIAL SERVICE FUND GRAPH]

                                                FINANCIAL SERVICES FUND -   LIPPER FINANCIAL SERVICES    S&P 500 STOCK COMPOSITE
                                                         CLASS A                  FUND INDEX(A)                 INDEX(A)
                                                -------------------------   -------------------------    -----------------------
11/16/98                                               $10000.00                   $10000.00                   $10000.00
12/31/98                                                10076.00                    10371.00                    10576.00
                                                         9486.00                    10503.00                    11103.00
                                                         9981.00                    10980.00                    11886.00
                                                         8686.00                     9464.00                    11144.00
12/31/99                                                 9038.00                     9917.00                    12802.00
                                                         8838.00                     9936.00                    13095.00
                                                         8905.00                     9764.00                    12747.00
                                                        10514.00                    11855.00                    12624.00
12/31/00                                                11771.00                    12568.00                    11636.00
                                                        10686.00                    11456.00                    10257.00
                                                        11581.00                    12290.00                    10857.00
                                                        10724.00                    10951.00                     9263.00
12/31/01                                                11333.00                    11714.00                    10253.00
                                                        12229.00                    12265.00                    10281.00
                                                        12419.00                    11611.00                     8904.00
                                                        10981.00                     9872.00                     7366.00
12/31/02                                                11105.00                    10308.00                     7987.00
                                                        11029.00                     9796.00                     7736.00
                                                        12495.00                    11511.00                     8926.00
                                                        13314.00                    12103.00                     9163.00
12/31/03                                                15107.00                    14410.00                    10901.00

                          Cumulative               Average Annual
                         Total Return               Total Return
                      With        Without        With        Without
                   Sales Load   Sales Load*   Sales Load   Sales Load*
  One Year          +29.59%       +36.04%      +29.59%       +36.04%
  Five Years        +42.77%       +49.93%       +7.38%        +8.44%
  Life of Class+    +51.07%       +58.62%       +8.39%        +9.42%
  * This column lists Class A total returns excluding the maximum
    4.75% sales charge.
  + Inception date: November 16, 1998

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) Index returns are for periods beginning October 31, 1998.

                                        QUARTERLY REPORT TO SHAREHOLDERS     29

SECTOR DIVERSIFICATION (AS OF DECEMBER 31, 2003)

[PIE CHART]

Consumer Staples                                              1%
Energy                                                        1
Financials                                                 92.4
Information Technology                                      2.2

TOP TEN HOLDINGS (AS OF DECEMBER 31, 2003)

                                                             % of
                        Security                          Net Assets
--------------------------------------------------------------------
North Fork Bancorporation, Inc.                              3.6%
UCBH Holdings, Inc.                                          3.5%
East West Bancorp, Inc.                                      2.6%
Texas Regional Bancshares, Inc.                              2.5%
IBERIABANK Corporation                                       2.5%
SLM Corporation                                              2.5%
Banknorth Group, Inc.                                        2.4%
RLI Corp.                                                    2.3%
Commerce Bancshares, Inc.                                    2.3%
Cascade Bancorp.                                             2.3%

30      QUARTERLY REPORT TO SHAREHOLDERS

SELECTED PORTFOLIO PERFORMANCE(B)

Strongest performers for the 4th quarter 2003(C)
-----------------------------------------------------------------------
 1.  Greater Bay Bancorp                                         +38.3%
 2.  Western Sierra Bancorp                                      +31.7%
 3.  Cascade Financial Corporation                               +30.2%
 4.  UCBH Holdings, Inc.                                         +29.1%
 5.  Sovereign Bancorp, Inc.                                     +28.2%
 6.  Bank of Hawaii Corporation                                  +26.6%
 7.  East West Bancorp, Inc.                                     +25.8%
 8.  Northrim BanCorp Inc.                                       +22.4%
 9.  Marshall & Ilsley Corporation                               +21.9%
10.  Pacific Capital Bancorp                                     +21.5%

Weakest performers for the 4th quarter 2003(C)
-----------------------------------------------------------------------
 1.  Citizens South Banking Corporation                           -4.9%
 2.  SLM Corporation                                              -2.9%
 3.  First Niagara Financial Group, Inc.                          -0.4%
 4.  Financial Federal Corporation                                +0.1%
 5.  Sound Federal Bancorp, Inc.                                  +4.7%
 6.  Brown & Brown, Inc.                                          +6.2%
 7.  Hershey Foods Corporation                                    +6.5%
 8.  Prosperity Bancshares, Inc.                                  +6.5%
 9.  Southwest Bancorporation of Texas, Inc.                      +6.6%
10.  Philadelphia Consolidated Holding Corp.                      +6.8%

PORTFOLIO CHANGES

Securities added during the 4th quarter 2003
--------------------------------------------
Bank One Corporation
NCRIC Group, Inc.
Securities sold during the 4th quarter 2003
--------------------------------------------
Brookline Bancorp, Inc.
Diebold, Incorporated

---------------

(B) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.

(C) Securities held for the entire quarter.

                                        QUARTERLY REPORT TO SHAREHOLDERS    31


PORTFOLIO OF INVESTMENTS

FINANCIAL SERVICES FUND
December 31, 2003 (Unaudited)
(Amounts in Thousands)

                                                  Shares/Par        Value
--------------------------------------------------------------------------
Common Stock and Equity Interests -- 96.6%
Consumer Staples -- 1.0%
  Food Products -- 1.0%
  Hershey Foods Corporation                              9         $   693
                                                                   -------
Energy -- 1.0%
  Oil and Gas (Exploration and Production) -- 1.0%
  EnCana Corp.                                          16             638
                                                                   -------
Financials -- 92.4%
  Banks -- 75.0%
  Bancorp Rhode Island, Inc.                            20             653
  Bank of Hawaii Corporation                            15             633
  Bridge Street Financial, Inc.                          5              67
  Cascade Bancorp                                       80           1,541
  Cascade Financial Corporation                         50             969
  Citizens South Banking Corporation                    40             558
  CoBiz Incorporated                                    35             635
  Columbia Bancorp                                      40           1,278
  Commerce Bancshares, Inc.                             32           1,544
  Cullen/Frost Bankers, Inc.                            33           1,339
  East West Bancorp, Inc.                               33           1,771
  Fidelity Bankshares, Inc.                             30             942
  Fifth Third Bancorp                                   19           1,123
  First Community Bancorp                               25             904
  First Financial Bankshares, Inc.                      19             782
  First Niagara Financial Group, Inc.                   60             895
  First State Bancorporation                            35           1,216
  Glacier Bancorp, Inc.                                 40           1,296
  Golden West Financial Corporation                     10           1,032
  Greater Bay Bancorp                                   40           1,139
  Harbor Florida Bancshares, Inc.                       48           1,426
  Humboldt Bancorp                                      63           1,104
  IBERIABANK Corporation                                28           1,652
  M&T Bank Corporation                                  15           1,474

32      QUARTERLY REPORT TO SHAREHOLDERS

FINANCIAL SERVICES FUND -- CONTINUED


                                                  Shares/Par        Value
--------------------------------------------------------------------------
Financials -- Continued
  Banks -- Continued
  --Marshall & Ilsley Corporation                       35         $ 1,339
  Mercantile Bankshares Corporation                     25           1,139
  Merrill Merchants Bancshares, Inc.                    10             224
  Mid-State Bancshares                                  35             890
  National Commerce Financial Corporation               43           1,173
  North Fork Bancorporation, Inc.                       60           2,428
  Northrim BanCorp Inc.                                 40             918
  Pacific Capital Bancorp                               37           1,350
  Prosperity Bancshares, Inc.                           40             901
  Sandy Spring Bancorp, Inc.                            30           1,122
  Sound Federal Bancorp, Inc.                           40             624
  Southern Financial Bancorp, Inc.                      19             805
  Southwest Bancorporation of Texas, Inc.               33           1,282
  Sun Bancorp, Inc.                                     52           1,373(A)
  SunTrust Banks, Inc.                                  20           1,430
  TCF Financial Corporation                             25           1,284
  Texas Regional Bancshares, Inc.                       45           1,665
  UCBH Holdings, Inc.                                   60           2,338
  Umpqua Holdings Corporation                           35             728
  Western Sierra Bancorp                                30           1,410(A)
                                                                   -------
                                                                    50,396
                                                                   -------
  Commercial Banks -- 3.8%
  Bank One Corporation                                  21             967
  Banknorth Group, Inc.                                 50           1,626
                                                                   -------
                                                                     2,593
                                                                   -------
  Diversified Financials -- 3.1%
  Financial Federal Corporation                         15             458(A)
  SLM Corporation                                       44           1,651
                                                                   -------
                                                                     2,109
                                                                   -------
  Insurance -- 8.7%
  Brown & Brown, Inc.                                   31           1,011
  NCRIC Group, Inc.                                     31             330(A)
  Philadelphia Consolidated Holding Corp.               30           1,465(A)

                                        QUARTERLY REPORT TO SHAREHOLDERS     33


--------------------------------------------------------------------------
Financials -- Continued
  Insurance -- Continued
  RLI Corp.                                             42         $ 1,574
  StanCorp Financial Group, Inc.                        23           1,446
                                                                   -------
                                                                     5,826
                                                                   -------
  Thrifts and Mortgage Finance -- 1.8%
  Sovereign Bancorp. Inc.                               50           1,187
                                                                   -------
Information Technology -- 2.2%
  Commercial Services and Supplies -- 2.2%
  Fiserv, Inc.                                          37           1,462(A)
                                                                   -------
Total Common Stock and Equity Interests
  (Identified Cost -- $41,814)                                      64,904
--------------------------------------------------------------------------
Repurchase Agreements -- 3.4%
Goldman, Sachs & Company 0.97%, dated 12/31/03,
  to be repurchased at $1,157 on 1/2/04
  (Collateral: $1,193 Fannie Mae mortgage-backed
  securities, 5%, due 10/1/33, value $1,185)        $1,157           1,157
State Street Bank & Trust Company 0.90%, dated
  12/31/03, to be repurchased at $1,157 on
  1/2/04 (Collateral: $1,170 Fannie Mae notes,
  2.10%, due 8/15/05, value $1,181)                  1,157           1,157
                                                                   -------
Total Repurchase Agreements (Identified Cost -- $2,314)              2,314
--------------------------------------------------------------------------
Total Investments -- 100.0% (Identified Cost -- $44,128)            67,218
Other Assets Less Liabilities -- N.M.                                  (21)
                                                                   -------
NET ASSETS -- 100.0%                                               $67,197
                                                                   =======

34      QUARTERLY REPORT TO SHAREHOLDERS

FINANCIAL SERVICES FUND -- CONTINUED


--------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                     $15.00
                                                                   =======
  CLASS A                                                           $15.60
                                                                   =======
  MAXIMUM OFFERING PRICE PER SHARE:
    CLASS A (NET ASSET VALUE/(1-4.75% MAXIMUM SALES CHARGE)         $16.38
                                                                   =======
--------------------------------------------------------------------------

(A) Non-income producing.

N.M. -- Not meaningful.

                                        QUARTERLY REPORT TO SHAREHOLDERS     35


PERFORMANCE INFORMATION

U.S. SMALL-CAPITALIZATION VALUE TRUST

  The graphs on the following pages compare the Fund's total returns against that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Institutional Class, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market indices does not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses. Both the Fund's results and the index's results assume reinvestment of all dividends and distributions.

  Total return measures investment performance in terms of appreciation or depreciation in a fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods. No adjustment has been made for any income taxes payable by shareholders.

36      QUARTERLY REPORT TO SHAREHOLDERS

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

[U.S. SMALL-CAPITALIZATION VALUE TRUST GRAPH]

                                                          U.S. SMALL-CAP VALUE TRUST - PRIMARY
                                                                         CLASS                        RUSSELL 2000 INDEX(A)
                                                          ------------------------------------        ---------------------
6/15/98                                                                $10000.00                            $10000.00
                                                                        10050.00                             10021.00
                                                                         7880.00                              8002.00
12/31/98                                                                 8680.00                              9307.00
                                                                         7810.00                              8802.00
                                                                         9459.00                             10171.00
                                                                         8395.00                              9528.00
12/31/99                                                                 8246.00                             11286.00
                                                                         7727.00                             12085.00
                                                                         7520.00                             11628.00
                                                                         8267.00                             11757.00
12/31/00                                                                 8889.00                             10945.00
                                                                         9387.00                             10233.00
                                                                        10839.00                             11695.00
                                                                         9169.00                              9264.00
12/31/01                                                                10829.00                             11217.00
                                                                        12167.00                             11664.00
                                                                        11990.00                             10690.00
                                                                         9605.00                              8402.00
12/31/02                                                                10123.00                              8919.00
                                                                         9262.00                              8519.00
                                                                        11513.00                             10514.00
                                                                        12187.00                             11469.00
12/31/03                                                                14088.00                             13134.00

                                       Cumulative    Average Annual
                                      Total Return    Total Return
                     One Year           +39.16%         +39.16%
                     Five Years         +62.30%         +10.17%
                     Life of Class*     +40.88%          +6.38%
                     * Inception date: June 15, 1998

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) Index return is for period beginning May 31, 1998.

                                        QUARTERLY REPORT TO SHAREHOLDERS     37


GROWTH OF A $1,000,000 INVESTMENT -- INSTITUTIONAL CLASS

[U.S. SMALL-CAPITALIZATION VALUE TRUST GRAPH]

                                                                U.S. SMALL-CAP VALUE TRUST -
                                                                    INSTITUTIONAL CLASS               RUSSELL 2000 INDEX(B)
                                                                ----------------------------          ---------------------
6/19/98                                                                   1000000.00                         1000000.00
                                                                          1013110.00                         1002100.00
                                                                           797379.00                          800200.00
12/31/98                                                                   880040.00                          930700.00
                                                                           794355.00                          880200.00
                                                                           964581.00                         1017100.00
                                                                           857405.00                          952800.00
12/31/99                                                                   844398.00                         1128600.00
                                                                           793191.00                         1208500.00
                                                                           774380.00                         1162800.00
                                                                           853803.00                         1175700.00
12/31/00                                                                   919641.00                         1094500.00
                                                                           971894.00                         1023300.00
                                                                          1124470.00                         1169500.00
                                                                           954128.00                          926400.00
12/31/01                                                                  1127610.00                         1121700.00
                                                                          1270800.00                         1166400.00
                                                                          1258240.00                         1069000.00
                                                                          1009520.00                          840200.00
12/31/02                                                                  1009520.00                          891900.00
                                                                           978200.00                          851900.00
                                                                          1219570.00                         1051400.00
                                                                          1293770.00                         1146900.00
12/31/03                                                                  1499900.00                         1310600.00

                                       Cumulative    Average Annual
                                      Total Return    Total Return
                     One Year           +40.43%         +40.43%
                     Five Years         +70.43%         +11.25%
                     Life of Class*     +49.99%          +7.60%
                     * Inception date: June 19, 1998

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(B) Index return is for period beginning June 30, 1998.

38      QUARTERLY REPORT TO SHAREHOLDERS

SECTOR DIVERSIFICATION (AS OF DECEMBER 31, 2003)

[U.S. SMALL-CAP VALUE TRUST SECTOR PIE CHART]

Auto and Transportation                                       4.90%
Consumer Discretionary                                       25.80
Consumer Staples                                              3.20
Energy                                                        3.90
Financials                                                   28.60
Health Care                                                   3.20
Information Technology                                        2.20
Integrated Oils                                               0.10
Materials                                                     8.70
Miscellaneous                                                 1.80
Producer Durables                                             5.40
Utilities                                                     9.10


TOP TEN HOLDINGS (AS OF DECEMBER 31, 2003)

                                                             % of
                        Security                          Net Assets
--------------------------------------------------------------------
IndyMac Bancorp, Inc.                                        1.3%
Peoples Energy Corporation                                   1.1%
York International Corporation                               1.1%
ONEOK, Inc.                                                  1.1%
ArvinMeritor, Inc.                                           1.1%
IKON Office Solutions, Inc.                                  1.0%
Furniture Brands International, Inc.                         1.0%
Greater Bay Bancorp.                                         1.0%
The Commerce Group, Inc.                                     1.0%
Valassis Communications, Inc.                                1.0%

                                        QUARTERLY REPORT TO SHAREHOLDERS     39

SELECTED PORTFOLIO PERFORMANCE(D)

Strongest performers for the 4th quarter 2003(E)
-----------------------------------------------------------------------
1... John B. Sanfilippo & Sons, Inc.                            +140.0%
 2.  Navarre Corporation                                        +114.1%
 3.  Deckers Outdoor Corporation                                +105.0%
 4.  Petroleum Development Corporation                           +97.5%
 5.  Cotton States Life Insurance Company                        +96.5%
 6.  Noble International, Ltd.                                   +87.8%
 7.  WESCO International, Inc.                                   +69.2%
 8.  IKON Office Solutions, Inc.                                 +63.0%
 9.  IMCO Recycling Inc.                                         +60.8%
10.  ESS Technology, Inc.                                        +58.0%

Weakest performers for the 4th quarter 2003(E)
-----------------------------------------------------------------------
 1.  Metro One Telecommunications, Inc.                          -26.9%
 2.  Rockford Corporation                                        -24.5%
 3.  Curative Health Services, Inc.                              -22.4%
 4.  ePlus inc.                                                  -20.9%
 5.  Electronics Boutique Holdings Corp.                         -19.9%
 6.  Fresh Brands, Inc.                                          -19.3%
 7.  Bally Total Fitness Holding Corporation                     -19.1%
 8.  Vail Banks, Inc.                                            -18.5%
 9.  OshKosh B'Gosh, Inc.                                        -16.2%
10.  VitalWorks Inc.                                             -15.8%

---------------

(C) Portfolio changes are not reported for U.S. Small-Cap due to the Fund's high volume of trading.

(D) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.

(E) Securities held for the entire quarter.

40      QUARTERLY REPORT TO SHAREHOLDERS


PORTFOLIO OF INVESTMENTS

US SMALL-CAPITALIZATION VALUE TRUST
December 31, 2003 (Unaudited)
(Amounts in Thousands)

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Common Stock and Equity Interests -- 96.9%
Auto and Transportation -- 4.9%
  Aftermarket Technology Corp.                          35         $    473(A)
  AirNet Systems, Inc.                                  12               46(A)
  American Axle & Manufacturing Holdings, Inc.          35            1,423(A)
  Arctic Cat, Inc.                                       4              107
  ArvinMeritor, Inc.                                    97            2,328
  Asbury Automotive Group Inc.                          21              380(A)
  Atlantic Coast Airlines Holdings, Inc.                33              324(A)
  Aviall, Inc.                                          29              444(A)
  Bandag, Incorporated - Class A                        12              469
  BorgWarner, Inc.                                       1               51
  Cooper Tire & Rubber Company                          20              423
  Dana Corporation                                       4               64
  Dura Automotive Systems, Inc.                         23              294(A)
  ExpressJet Holdings, Inc.                             39              585(A)
  Genesee & Wyoming Inc.                                 7              205(A)
  Monro Muffler Brake, Inc.                              8              159(A)
  Noble International, Ltd.                             10              219
  Offshore Logistics, Inc.                              30              740(A)
  Polaris Industries Inc.                                4              390
  R & B, Inc.                                            6               88(A)
  SkyWest, Inc.                                         43              781
  Stoneridge, Inc.                                       3               45(A)
  Tower Automotive, Inc.                               103              703(A)
                                                                   --------
                                                                     10,741
                                                                   --------
Consumer Discretionary -- 25.8%
  Ambassadors Group, Inc.                                3               63
  American Greetings Corporation                        45              984(A)
  American Woodmark Corporation                          9              468
  APAC Customer Services Inc.                           24               63(A)
  Aztar Corporation                                     33              740(A)
  Bally Total Fitness Holding Corporation               60              420(A)
  Barnes & Noble, Inc.                                  56            1,843(A)
  Benihana Inc.                                          8              104(A)
  BJ's Wholesale Club, Inc.                             87            1,988(A)

                                        QUARTERLY REPORT TO SHAREHOLDERS    41


                                                  Shares/Par        Value
---------------------------------------------------------------------------
Consumer Discretionary -- Continued
  Blair Corporation                                      9         $    219
  Bob Evans Farms, Inc.                                 37            1,207
  Borders Group, Inc.                                   53            1,162(A)
  Brown Shoe Company, Inc.                              25              929
  Buca, Inc.                                            13               91(A)
  Burlington Coat Factory Warehouse Corporation         59            1,240
  Callaway Golf Company                                 23              379
  Carriage Services, Inc.                               28              102(A)
  CEC Entertainment Inc.                                 1               43(A)
  Central Garden & Pet Company                          23              639(A)
  Chromcraft Revington, Inc.                            11              125(A)
  Coinstar, Inc.                                        17              305(A)
  Correctional Services Corporation                     13               35(A)
  CSS Industries, Inc.                                   4              121
  Deckers Outdoor Corporation                            5               94(A)
  Del Laboratories, Inc.                                19              486(A)
  Department 56, Inc.                                   18              236(A)
  Dillard's, Inc.                                        3               46
  Dover Downs Gaming & Entertainment, Inc.              20              187
  Duckwall-ALCO Stores, Inc.                             4               55(A)
  Duratek, Inc.                                         12              162(A)
  Electronics Boutique Holdings Corp.                    3               78(A)
  Equity Marketing, Inc.                                 8              116(A)
  Exponent, Inc.                                         8              163(A)
  Finlay Enterprises, Inc.                              15              212(A)
  First Cash, Inc.                                       7              190(A)
  Fresh Brands, Inc.                                     8               87
  Friendly Ice Cream Corporation                         9               83(A)
  Frisch's Restaurants, Inc.                             6              170
  Furniture Brands International, Inc.                  77            2,270
  Garden Fresh Restaurant Corp.                          7              114(A)
  Genesco Inc.                                          36              548(A)
  Global Imaging Systems, Inc.                           1               19(A)
  Hancock Fabrics, Inc.                                 27              385
  Handleman Company                                     46              938
  Hollywood Entertainment Corporation                   64              873(A)

42      QUARTERLY REPORT TO SHAREHOLDERS

US SMALL-CAPITALIZATION VALUE TRUST -- CONTINUED


                                                  Shares/Par        Value
---------------------------------------------------------------------------
Consumer Discretionary -- Continued
  IKON Office Solutions, Inc.                          193         $  2,287
  Isle of Capri Casinos, Inc.                           36              766(A)
  Jack in the Box Inc.                                  64            1,373(A)
  JAKKS Pacific, Inc.                                   35              462(A)
  Johnson Outdoors Inc.                                 10              142(A)
  K2 Inc.                                                7              111(A)
  Koss Corporation                                       5               95
  La-Z-Boy Incorporated                                 50            1,043
  Libbey Inc.                                           23              664
  Lithia Motors, Inc.                                   20              502
  Lone Star Steakhouse & Saloon, Inc.                    5              121
  MarineMax, Inc.                                       20              383(A)
  Maxwell Shoe Company Inc.                             19              316(A)
  Mity Enterprises, Inc.                                 5               86(A)
  Monarch Casino & Resort, Inc.                         16              180(A)
  Movado Group, Inc.                                    13              375
  Navarre Corporation                                   11               64(A)
  Navigant International, Inc.                          23              321(A)
  NCO Portfolio Management, Inc.                        23              190(A)
  O'Charley's Inc.                                      17              305(A)
  OshKosh B'Gosh, Inc.                                   7              150
  Papa John's International, Inc.                       30              995(A)
  Parlux Fragrances, Inc.                               11               55(A)
  Payless ShoeSource, Inc.                              34              450(A)
  Phillips-Van Heusen Corporation                       38              681
  Playtex Products, Inc.                                91              700(A)
  Point.360                                              4               17(A)
  Pre-Paid Legal Services, Inc.                         25              643(A)
  Q.E.P. Co., Inc.                                       3               28(A)
  R.H. Donnelley Corporation                            27            1,072(A)
  Radiologix, Inc.                                      26               87(A)
  REX Stores Corporation                                16              230(A)
  Rockford Corporation                                   8               44(A)
  Rush Enterprises, Inc. - Class A                       5               44(A)
  Rush Enterprises, Inc. - Class B                       5               45(A)
  Russell Corporation                                   43              752

                                        QUARTERLY REPORT TO SHAREHOLDERS     43


                                                  Shares/Par        Value
---------------------------------------------------------------------------
Consumer Discretionary -- Continued
  Ryan's Family Steak Houses, Inc.                      53         $    808(A)
  S&K Famous Brands, Inc.                                1               21(A)
  Salton, Inc.                                           5               67(A)
  School Specialty, Inc.                                26              874(A)
  Shoe Carnival, Inc.                                    4               73(A)
  ShopKo Stores, Inc.                                   40              616(A)
  Sonic Automotive, Inc.                                 9              204
  SOURCECORP, Incorporated                              18              466(A)
  Stage Stores, Inc.                                    23              642(A)
  Stanley Furniture Company, Inc.                        8              258
  Steinway Musical Instruments, Inc.                    11              269(A)
  Steven Madden, Ltd.                                   16              320(A)
  Stewart Enterprises, Inc.                            173              981(A)
  Strattec Security Corporation                          6              341(A)
  Sunrise Assisted Living, Inc.                         36            1,395(A)
  Tandy Brands Accessories, Inc.                         8              123
  Tech Data Corporation                                  2               59(A)
  The Bon-Ton Stores, Inc.                              18              194
  The Boyds Collection, Ltd.                           100              425(A)
  The Buckle, Inc.                                      35              777
  The Cato Corporation                                  27              556
  The Nautilus Group, Inc.                              47              653
  The Reader's Digest Association, Inc.                126            1,840
  The Toro Company                                      31            1,420
  Too Inc.                                              43              724(A)
  Tupperware Corporation                                12              212
  United Auto Group, Inc.                               54            1,696
  Valassis Communications, Inc.                         74            2,178(A)
  Waste Holdings, Inc.                                  21              236
  Water Pik Technologies, Inc.                          19              233(A)
  Workflow Management, Inc.                             22              129(A)
  Worldwide Restaurant Concepts Inc.                    12               32(A)
  Zale Corporation                                      29            1,516(A)
                                                                   --------
                                                                     56,899
                                                                   --------

44      QUARTERLY REPORT TO SHAREHOLDERS

US SMALL-CAPITALIZATION VALUE TRUST -- CONTINUED


                                                  Shares/Par        Value
---------------------------------------------------------------------------
Consumer Staples -- 3.2%
  Alliance Imaging, Inc.                                68         $    253
  D & K Healthcare Resources, Inc.                      18              241
  DIMON Incorporated                                    77              516
  John B. Sanfilippo & Son, Inc.                         4              220(A)
  Ruddick Corporation                                   66            1,180
  Sanderson Farms, Inc.                                  7              290
  Schweitzer-Mauduit International, Inc.                20              605
  Standard Commercial Corporation                       17              345
  Sylvan, Inc.                                           3               35(A)
  Universal Corporation                                 33            1,453
  Winn-Dixie Stores, Inc.                              202            2,010
                                                                   --------
                                                                      7,148
                                                                   --------
Energy -- 3.9%
  AZZ Incorporated                                      11              144(A)
  Berry Petroleum Company                               31              620
  Cimarex Energy Co.                                    36              958(A)
  Encore Acquisition Company                            12              303(A)
  Forest Oil Corporation                                 8              234(A)
  Global Power Equipment Group Inc.                     74              496(A)
  Gulf Island Fabrication, Inc.                          4               63(A)
  Nuevo Energy Company                                  28              665(A)
  Oil States International, Inc.                        68              942(A)
  Petroleum Development Corporation                     26              614(A)
  Plains Exploration & Production Company                7              100(A)
  Stone Energy Corporation                              37            1,554(A)
  The Houston Exploration Company                       41            1,505(A)
  Veritas DGC Inc.                                       5               55(A)
  World Fuel Services Corporation                        9              289
                                                                   --------
                                                                      8,542
                                                                   --------
Financials -- 28.6%
  ABC Bancorp                                           13              208
  ACE Cash Express, Inc.                                17              370(A)
  Advanta Corp.                                         15              191
  Alfa Corporation                                       4               56

                                        QUARTERLY REPORT TO SHAREHOLDERS     45


                                                  Shares/Par        Value
---------------------------------------------------------------------------
Financials -- Continued
  American Financial Group, Inc.                        52         $  1,379
  AmericanWest Bancorporation                            4               82(A)
  AmerUs Group Co.                                      56            1,955
  Anchor BanCorp Wisconsin, Inc.                        34              857
  Arrow Financial Corporation                            4              115
  BancFirst Corporation                                  0                9
  California First National Bancorp                     10              137
  Camco Financial Corporation                           11              188
  Camden National Corporation                            9              264
  Capital Crossing Bank                                  7              308(A)
  Capitol Bancorp Ltd.                                  14              398
  Ceres Group, Inc.                                     69              404(A)
  Chemical Financial Corporation                        39            1,402
  Cherokee Inc.                                         11              243
  Clark, Inc.                                           13              252(A)
  Columbia Banking System, Inc.                         23              493
  Commercial Federal Corporation                        77            2,043
  Community Bank System, Inc.                           15              750
  Community First Bankshares, Inc.                      25              712
  Community Trust Bancorp, Inc.                         23              680
  Corrus Bankshares, Inc.                               39            1,237
  Cotton States Life Insurance Company                   4               81
  Crawford & Company                                    11               79
  Delphi Financial Group, Inc.                          27              967
  Donegal Group Inc. - Class A                           4               91
  Donegal Group Inc. - Class B                           2               40
  Downey Financial Corp.                                40            1,962
  FBL Financial Group, Inc.                             44            1,122
  Financial Institutions, Inc.                           9              248
  First Citizens Bancshares Inc.                        15            1,762
  First Federal Capital Corp.                           32              725
  First Mutual Bancshares, Inc.                          5              133
  First Place Financial Corp.                           14              275
  First Republic Bank                                   19              695
  Firstbank Corporation                                  3               85
  FIRSTFED AMERICA BANCORP, INC.                        17              448

46      QUARTERLY REPORT TO SHAREHOLDERS

US SMALL-CAPITALIZATION VALUE TRUST -- CONTINUED


                                                  Shares/Par        Value
---------------------------------------------------------------------------
Financials -- Continued
  FirstFed Financial Corp.                              26         $  1,135(A)
  Flagstar Bancorp, Inc.                                42              906
  Flushing Financial Corporation                        32              592
  FNB Financial Services Corporation                     9              185
  Fremont General Corporation                          107            1,808
  Friedman, Billings, Ramsey Group, Inc.                 3               67
  Gold Banc Corporation, Inc.                           12              169
  Greater Bay Bancorp                                   79            2,250
  Harrington West Financial Group, Inc.                  0                3
  Hawthorne Financial Corporation                        5              151(A)
  HMN Financial, Inc.                                    6              146
  Hudson United Bancorp                                 21              769
  IBERIABANK Corporation                                 5              277
  Imperial Credit Industries, Inc. - warrants            2             0(A)
  IndyMac Bancorp, Inc.                                 97            2,887
  International Bancshares Corporation                  13              600
  Interpool, Inc.                                       26              376
  Investment Technology Group, Inc.                     18              292(A)
  Irwin Financial Corporation                           46            1,457
  ITLA Capital Corporation                               7              366(A)
  John H. Harland Company                               40            1,092
  LandAmerica Financial Group, Inc.                     31            1,641
  Local Financial Corporation                           28              590(A)
  MAF Bancorp, Inc.                                     28            1,164
  MainSource Financial Group, Inc.                       5              166
  Matrix Bancorp, Inc.                                   8               69(A)
  McGrath Rentcorp                                      16              433
  Merchants Bancshares, Inc.                             4              128
  National Western Life Insurance Company                4              604(A)
  NCO Group, Inc.                                       17              394(A)
  NetBank, Inc.                                         46              617
  New Century Financial Corporation                     42            1,684
  North Central Bancshares, Inc.                         3               93
  North Valley Bancorp                                  11              172
  Northrim BanCorp Inc.                                  8              186
  Odyssey Re Holdings Corp.                             19              435

                                        QUARTERLY REPORT TO SHAREHOLDERS     47


                                                  Shares/Par        Value
---------------------------------------------------------------------------
Financials -- Continued
  Onyx Acceptance Corporation                            8         $     98(A)
  Oriental Financial Group Inc.                          9              226
  Pacific Crest Capital, Inc.                            4              103
  Parkvale Financial Corporation                         9              234
  Pegasystems Inc.                                      18              159(A)
  PennFed Financial Services, Inc.                       3               94
  Peoples Bancorp Inc.                                   4              123
  PFF Bancorp, Inc.                                     18              650
  PRG Shultz International, Inc.                        55              272(A)
  Provident Financial Group, Inc.                       26              824
  Republic Bancorp, Inc.                                91            1,234
  Republic First Bancorp, Inc.                          10              119(A)
  Second Bancorp Incorporated                           12              330
  Simmons First National Corporation                     8              234
  Southwest Bancorp, Inc.                               11              190
  Sterling Financial Corporation                        14              474(A)
  Stewart Information Services Corporation              29            1,156
  The BISYS Group, Inc.                                 43              644(A)
  The Commerce Group, Inc.                              57            2,236
  Timberland Bancorp, Inc.                               6              145
  Triad Guaranty Inc.                                   19              952(A)
  TriCo Bancshares                                       9              268
  Trover Solutions, Inc.                                16              105(A)
  Trustmark Corporation                                  3               90
  U.S.B. Holding Co., Inc.                              12              239
  UICI                                                  66              879(A)
  United Bankshares, Inc.                                4              115
  United Rentals, Inc.                                   9              179(A)
  Universal American Financial Corp.                    30              294(A)
  Unizan Financial Corp.                                27              545
  Vail Banks, Inc.                                       9              107
  Washington Banking Company                             3               50
  West Coast Bancorp                                    13              277
  Westcorp                                              35            1,284

48      QUARTERLY REPORT TO SHAREHOLDERS

US SMALL-CAPITALIZATION VALUE TRUST -- CONTINUED


                                                  Shares/Par        Value
---------------------------------------------------------------------------
Financials -- Continued
  World Acceptance Corporation                          23         $    448(A)
  WSFS Financial Corporation                             4              179
  Yardville National Bancorp                            10              247
                                                                   --------
                                                                     63,153
                                                                   --------
Health Care -- 3.2%
  Albany Molecular Research, Inc.                       42              625(A)
  AMN Healthcare Services, Inc.                         47              800(A)
  CONMED Corporation                                     1               21(A)
  Cross Country Healthcare, Inc.                         6               93(A)
  Curative Health Services, Inc.                        18              250(A)
  Embrex, Inc.                                           5               73(A)
  Enzon Pharmaceuticals, Inc.                           62              744(A)
  Horizon Health Corporation                             5              113(A)
  MIM Corporation                                       32              223(A)
  National Dentex Corporation                            5              110(A)
  National Home Health Care Corp.                        8               74(A)
  Nutraceutical International Corporation                3               37(A)
  Orthodontic Centers of America, Inc.                  73              589(A)
  Owens & Minor, Inc.                                   38              826
  PacifiCare Health Systems, Inc.                        6              406(A)
  Pediatric Services of America, Inc.                    9               87(A)
  Prime Medical Services, Inc.                          30              139(A)
  RehabCare Group, Inc.                                 23              487(A)
  Res-Care, Inc.                                        33              264(A)
  Sola International Inc.                               41              778(A)
  VitalWorks Inc.                                       52              232(A)
                                                                   --------
                                                                      6,971
                                                                   --------
Information Technology -- 2.2%
  Alloy, Inc.                                           28              144(A)
  Black Box Corporation                                 25            1,147
  CompuCom Systems, Inc.                                49              259(A)
  CSG Systems International, Inc.                       89            1,112(A)
  ePlus inc                                             17              212(A)
  ESS Technology, Inc.                                   3               44(A)

                                        QUARTERLY REPORT TO SHAREHOLDERS     49


                                                  Shares/Par        Value
---------------------------------------------------------------------------
Information Technology -- Continued
  GameTech International, Inc.                           3         $     11(A)
  GTSI Corp.                                            11              150(A)
  Metro One Telecommunications, Inc.                    35               90(A)
  Sensient Technologies Corporation                     62            1,216
  The Allied Defense Group, Inc.                         6              153(A)
  TSR, Inc.                                              7               55
  United Industrial Corporation                         12              217
                                                                   --------
                                                                      4,810
                                                                   --------
Integrated Oils -- 0.1%
  Blue Rhino Corporation                                22              308(A)
                                                                   --------
Materials -- 8.7%
  Ag Services of America, Inc.                           9               72(A)
  Albany International Corp.                             5              169
  Ameron International Corporation                      12              409
  Astronics Corporation                                 10               51(A)
  Bairnco Corporation                                   11               69
  Bluegreen Corporation                                 36              227(A)
  Building Materials Holding Corporation                22              342
  Centex Construction Products, Inc.                     3              193
  Culp, Inc.                                            13              140(A)
  Ennis Business Forms, Inc.                            23              344
  Hughes Supply, Inc.                                   20              997
  IMCO Recycling Inc.                                    2               23(A)
  Intergrated Electrical Services, Inc.                 63              585(A)
  Lennox International Inc.                             35              583
  Mobile Mini, Inc.                                     17              335(A)
  NCI Building Systems, Inc.                            12              287(A)
  New England Business Service, Inc.                    19              555
  Northwest Pipe Company                                 5               69(A)
  Perini Corporation                                    17              154(A)
  Precision Castparts Corp.                             28            1,271
  Quanex Corporation                                    20              899
  Silgan Holdings Inc.                                  15              639(A)

50      QUARTERLY REPORT TO SHAREHOLDERS

US SMALL-CAPITALIZATION VALUE TRUST -- CONTINUED


                                                  Shares/Par        Value
---------------------------------------------------------------------------
Materials -- Continued
  Steel Dynamics, Inc.                                  60         $  1,402(A)
  Steel Technologies Inc.                               12              211
  Stepan Company                                        13              339
  The Anderson's Inc.                                    7              113
  The Eastern Company                                    4               66
  The Keith Companies, Inc.                              9              118(A)
  The Lubrizol Corporation                              32            1,037
  The Shaw Group Inc.                                   56              761(A)
  United Defense Industries, Inc.                       65            2,069(A)
  Universal Forest Products, Inc.                       30              972
  URS Corporation                                       42            1,050(A)
  Webco Industries, Inc.                                 5               22(A)
  Wolverine Tube, Inc.                                   9               54(A)
  York International Corporation                        67            2,451
                                                                   --------
                                                                     19,078
                                                                   --------
Miscellaneous -- 1.8%
  CPAC, Inc.                                             5               30
  FMC Corporation                                       50            1,703(A)
  GenCorp Inc.                                          61              661
  Hawkins, Inc.                                         11              157
  Kaman Corporation                                      9              114
  RCM Technologies, Inc.                                14              100(A)
  The First Years Inc.                                  12              176
  Walter Industries Inc.                                72              964
                                                                   --------
                                                                      3,905
                                                                   --------
Producer Durables -- 5.4%
  Beazer Homes USA, Inc.                                 6              537
  Cascade Corporation                                   19              422
  Dominion Homes, Inc.                                   4              121(A)
  Ducommun Incorporated                                 13              279(A)
  Flowserve Corporation                                 77            1,610(A)
  Headwaters Incorporated                               23              441(A)
  Hector Communications Corporation                      6               81(A)
  Lincoln Electric Holdings, Inc.                       35              854

                                        QUARTERLY REPORT TO SHAREHOLDERS     51


                                                  Shares/Par        Value
---------------------------------------------------------------------------
Producer Durables -- Continued
  Mesa Laboratories, Inc.                                2         $     17
  Moog Inc.                                             15              761(A)
  Powell Industries, Inc.                               15              293(A)
  Rayovac Corporation                                   46              957(A)
  Standard Pacific Corp.                                23            1,097
  Summa Industries                                       7               64(A)
  Tecumseh Products Company                             19              925
  Terex Corporation                                      9              251(A)
  The Genlyte Group, Inc.                               15              878(A)
  The Lamson & Sessions Co.                             18              104(A)
  Thomas Industries Inc.                                17              586
  Triumph Group, Inc.                                   22              808(A)
  Watts Industries, Inc.                                18              391
  WESCO International, Inc.                             52              460(A)
                                                                   --------
                                                                     11,937
                                                                   --------
Utilities -- 9.1%
  AGL Resources Inc.                                    65            1,891
  Atmos Energy Corporation                              10              241
  BayCorp Holdings, Ltd.                                 1               11(A)
  Black Hills Corporation                               47            1,402
  Boston Communications Group, Inc.                     26              241(A)
  Central Vermont Public Service Corporation            12              291
  Cleco Corporation                                     77            1,386
  Duquesne Light Holdings Inc.                         102            1,869
  Nicor Inc.                                            40            1,372
  ONEOK, Inc.                                          107            2,362
  Peoples Energy Corporation                            60            2,522
  PNM Resources Inc.                                    66            1,855
  South Jersey Industrials, Inc.                         9              344
  UIL Holdings Corporation                               5              234
  Vectren Corporation                                   34              848

52      QUARTERLY REPORT TO SHAREHOLDERS

US SMALL-CAPITALIZATION VALUE TRUST -- CONTINUED


                                                  Shares/Par        Value
---------------------------------------------------------------------------
Utilities -- Continued
  WGL Holdings Inc.                                     64         $  1,779
  WPS Resources Corporation                             31            1,438
                                                                   --------
                                                                     20,086
                                                                   --------
Total Common Stock and Equity Interests (Identified
  Cost -- $164,250)                                                 213,578
---------------------------------------------------------------------------
Repurchase Agreements -- 3.1%
Goldman, Sachs & Company 0.97%, dated 12/31/03,
  to be repurchased at $3,477 on 1/2/04
  (Collateral: $3,586 Fannie Mae mortgage-backed
  securities, 5%, due 10/1/33, value $3,563)        $3,477            3,477
State Street Bank & Trust Company 0.90%, dated
  12/31/03, to be repurchased at $3,476 on
  1/2/04 (Collateral: $3,505 Federal Farm Credit
  Bank notes, 2.50%, due 11/15/05, value $3,551)     3,476            3,476
                                                                   --------
Total Repurchase Agreements (Identified Cost -- $6,953)               6,953
---------------------------------------------------------------------------
Total Investments -- 100.0% (Identified Cost -- $171,203)           220,531
Other Assets Less Liabilities -- N.M.                                   (44)
                                                                   --------
NET ASSETS -- 100.0%                                               $220,487
                                                                   ========
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                      $13.49
                                                                   ========
  INSTITUTIONAL CLASS                                                $14.26
                                                                   ========
---------------------------------------------------------------------------

(A) Non-income producing.

N.M. -- Not meaningful.

Investment Managers

   For American Leading Companies Trust:

      Legg Mason Funds Management, Inc.

      Baltimore, MD

   For Balanced Trust, Financial Services Fund, and U.S. Small-Cap Value Trust:

      Legg Mason Fund Adviser, Inc.

      Baltimore, MD

Investment Advisers

   For American Leading Companies Trust:

      Legg Mason Funds Management, Inc.

      Baltimore, MD

   For Balanced Trust:

      Bartlett & Co.

      Cincinnati, OH

   For Financial Services Fund:

      Barrett Associates, Inc.

      New York, NY

   For U.S. Small-Cap Value Trust:

      Brandywine Asset Management, LLC

      Wilmington, DE

Board of Directors

   John F. Curley, Jr., Chairman

   Mark R. Fetting, President

   Arnold L. Lehman

   Robin J.W. Masters

   Dr. Jill E. McGovern

   Arthur S. Mehlman

   G. Peter O'Brien

   S. Ford Rowan

Officers

   Marie K. Karpinski, Vice President and Treasurer

   Gregory T. Merz, Vice President, Secretary and Chief Legal Officer

   Wm. Shane Hughes, Assistant Treasurer

Transfer and Shareholder Servicing Agent

   Boston Financial Data Services

   Braintree, MA

Custodian

   State Street Bank & Trust Company

   Boston, MA

Counsel

   Kirkpatrick & Lockhart LLP

   Washington, DC

Independent Auditors

   Ernst & Young LLP

   Philadelphia, PA

ABOUT THE LEGG MASON FUNDS

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.


This report is not to be distributed unless preceded or accompanied by a prospectus.


    LEGG MASON FUNDS                   LEGG MASON INSTITUTIONAL FUNDS
    For Primary Class Shareholders     For FI and I Class
    800-822-5544                       Shareholders
    www.leggmasonfunds.com             888-425-6432
                                       www.lminstitutionalfunds.com

                      LEGG MASON WOOD WALKER, INCORPORATED
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                  410-539-0000

LMF-013                                                  [LEGG MASON FUNDS LOGO]